Fair Value Measurements and Financial Instruments - Volume of Derivative Activity (Details) kJ in Trillions	12 Months Ended
	Dec. 31, 2017 GWh kJ	Dec. 31, 2016 GWh kJ
Electricity swap contracts, subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	1,291	2,184
Electricity power purchase contracts, subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	761	1,252
Gas swap contracts, subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	216	35
Gas supply contract premiums, subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	219	240
Long-term wholesale trading contracts, not subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	2,387	2,058
Gas supply contract premiums, not subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	0	15
Gas swap contracts, not subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj)	36	4